WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 20, 2023	Oct. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Jun. 28, 2024	May 13, 2024	Dec. 29, 2023	Dec. 31, 2022	Oct. 10, 2022
Warrants outstanding			3,926,156	2,723,397
Proceeds from exercise of public warrants				$ 747
Warrant exercise purchase, description		the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 288,118 shares of Common Stock (the “Original Penny Warrants”) and (ii) the $90.00 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 177,778 shares of Common Stock at $90 per share (the “$10 Warrants” and, together with the Original Penny Warrants, the “Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company issuing 50,794 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023, Original Penny Warrant holders exercised 222,223 warrants on a cashless basis, with the Company agreeing to issue 221,814 shares of Common Stock in connection with such exercise.
Term Loan Agreement [Member]
Exercise price		$ 90.00
Over-Allotment Option [Member]
Options to purchase shares	166,667
Over-Allotment Option [Member] | Underwriters [Member]
Options to purchase shares	156,112
Common Stock [Member]
Exercise of public warrants, shares				7,219
Warrants, shares			350,423	65,389
Common Stock [Member] | Over-Allotment Option [Member]
Warrants, shares			166,667
Underwriters Warrants [Member]
Exercise price	$ 22.50		$ 22.50
Warrants purchase	63,362
Warrant excersie price, rate	125.00%
Investor Warrants [Member]
Exercise price			18.00
Share price			$ 2.78	$ 4.86
Warrants issued				(1,267,223)
Warrants outstanding			1,236,878	1,236,878
Warrants purchase	1,111,111
Share issued, price share	$ 18.00
Investor Warrants [Member] | Underwriters [Member]
Warrants purchase	156,112
Investor Warrants [Member] | Over-Allotment Option [Member]
Warrants purchase	166,667
Public Warrants [Member]
Exercise price			$ 103.50
Redemption price of warrants			0.09
Share price			$ 144.00
Warrants issued			1,054,167
Warrants outstanding			1,054,167
Warrants issued shares			1,046,948	1,046,948
Warrants outstanding shares			1,046,948	1,046,948
Private Placement Warrants [Member]
Warrants outstanding			166,821	166,821
Warrants purchase				347,386
Warrants, shares				122,222
Penny Warrants [Member]
Warrants purchase		288,118
Penny Warrants [Member] | Common Stock [Member]
Warrants purchase				222,223				142,964
Penny Warrants [Member] | Common Stock [Member] | Lenders [Member]
Warrants purchase				532
Warrants 10 [Member]
Share price		$ 90								$ 10
Warrants purchase		177,778								50,794
Warrants 10 [Member] | Common Stock [Member]
Warrants purchase				221,814
May 2024 Penny Warrants [Member]
Share price			$ 10.71
May 2024 Penny Warrants [Member] | Common Stock [Member]
Exercise price							$ 0.09
Warrants purchase							283,334
Warrants exercisable Term							10 years
June 2024 Penny Warrants [Member]
Share price			7.65
June 2024 Penny Warrants [Member] | Common Stock [Member]
Exercise price						$ 0.09
Warrants purchase						233,334
Warrants exercisable Term						10 years
September 2024 Penny Warrants [Member]
Share price			4.77
September 2024 Penny Warrants [Member] | Common Stock [Member]
Exercise price					$ 0.09
Warrants purchase					333,334
Warrants exercisable Term					10 years
December 2024 Penny Warrants [Member]
Share price			2.78
December 2024 Penny Warrants [Member] | Common Stock [Member]
Exercise price			$ 0.01
Warrants purchase			350,000
Original Penny Warrants [Member] | Common Stock [Member]
Exercise price					$ 0.09
Warrants purchase			2,754		333,334
Warrants exercisable Term					10 years